Initial Public Offering and Private Placement	12 Months Ended
Dec. 31, 2020
Initial Public Offering And Private Placement [Abstract]
Initial Public Offering and Private Placement

Note 3 — Initial Public Offering and Private Placement

Pursuant to the Initial Public Offering, the Company sold 16,928,889 units at a price of $10.00 per Unit. Each Unit consists of one share of Class A Common Stock (such shares of Class A Common Stock included in the Units being offered, the “Public Shares”), and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment (see Note 6).